Filed with the Securities and Exchange Commission on March 13, 2026
REGISTRATION NO. 333-288843

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 7

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Insurance Company)

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(Address of Insurance Company’s principal executive offices)

(973) 802-7333
(Insurance Company’s Telephone Number, including Area Code)

AMY M. WOLTMAN
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102
(Name and address of agent for service)

COPIES TO:
RICHARD KIRK
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-3707

Approximate Date of Proposed Offering: Continuously on and after the effective date of this Registration Statement

It is proposed that this filing become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
⊠	on April 20, 2026 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(i) of Rule 485
☐	on _________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

⊠	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)) on May 1, 2025 pursuant to paragraph (b) of Rule 485
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act

EXPLANATORY NOTE

This Post-Eﬀective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-288843, is being ﬁled pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until April 20, 2026, the eﬀectiveness of Post-Eﬀective Amendment No. 1, which was ﬁled on August 5, 2025 (accession no. 0002077808-25-000008) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We have received Staﬀ comments related to Post-Eﬀective Amendment No. 1 and responded to comments in a Correspondence ﬁling on January 23, 2026 (Accession no. 0002077808-26-000008). We will make a ﬁling pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus and Statement of Additional Information that were ﬁled as part of Post-Eﬀective Amendment No. 1 are hereby incorporated by reference. Part C is hereby incorporated by reference to Post-Effective Amendment No. 6 which was filed on February 13, 2026 (accession no. 0002077808-26-000012). Other than as set forth herein, this Post-Eﬀective Amendment No. 7 does not amend or delete any other part of this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Insurance Company certifies that it meets the requirements for effectiveness of this post-effective amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and the State of New Jersey on this 13th day of March 2026.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(INSURANCE COMPANY)

By:	Scott E. Gaul*
Scott E. Gaul
President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Reshma V. Abraham*	Director and Vice President	March 13, 2026
Reshma V. Abraham
Markus Coombs*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	March 13, 2026
Markus Coombs
Alan M. Finkelstein*	Director and Treasurer	March 13, 2026
Alan M. Finkelstein
Scott E. Gaul*	Director, President and Chief Executive Officer	March 13, 2026
Scott E. Gaul
Bradley O. Harris*	Director	March 13, 2026
Bradley O. Harris
Salene Hitchcock-Gear*	Director	March 13, 2026
Salene Hitchcock-Gear

By:	/s/ Richard H. Kirk
Richard H. Kirk

*	Executed by Richard H. Kirk on behalf of those indicated pursuant to Power of Attorney.